Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	11,558	9,907	10,458
Weighted average remaining contractual life, options outstanding	5 years 10 months 17 days
Weighted average exercise price, options outstanding | $ / shares	$ 72.74	$ 73.24	$ 69.08
Number of stock, option exercisable | shares	5,088	4,304
Weighted average exercise price, option exercisable | $ / shares	$ 71.9	$ 70.24
Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	1,586
Weighted average remaining contractual life, options outstanding	1 year 7 days
Weighted average exercise price, options outstanding | $ / shares	$ 64.35
Number of stock, option exercisable | shares	1,580
Weighted average exercise price, option exercisable | $ / shares	$ 64.35
Ranges of exercise prices for outstanding share options two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	7,542
Weighted average remaining contractual life, options outstanding	6 years 7 months 28 days
Weighted average exercise price, options outstanding | $ / shares	$ 70.8
Number of stock, option exercisable | shares	2,707
Weighted average exercise price, option exercisable | $ / shares	$ 73.37
Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	2,430
Weighted average remaining contractual life, options outstanding	6 years 7 months 9 days
Weighted average exercise price, options outstanding | $ / shares	$ 84.26
Number of stock, option exercisable | shares	801
Weighted average exercise price, option exercisable | $ / shares	$ 81.81